Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants [Abstract]
Summary of Changes in Warrants Outstanding and Related Prices

The following table summarizes the changes in warrants outstanding and related prices for the shares of the Company's Common Stock issued to shareholders at December 31, 2013:

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$1.00-2.50	4,866,000	2.88	$1.89	4,866,000	$1.89

Summary of Warrants Outstanding and Issued

Transactions involving the Company's warrant issuance are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	-	$-
Issued - Pre Reverse Merger	1,900,000	2.00
Issued - Post Reverse Merger	825,000	2.00
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2012	2,725,000	2.00
Issued	2,141,000	1.74
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2013	4,866,000	$1.89

Schedule of Assumptions Used to Estimate Fair Value of Warrants Using Black-Scholes Valuation Model

The fair value of these warrants issued and the significant assumptions used to determine those fair values, using a Black-Scholes option-pricing model are as follows:

Significant assumptions:
Risk-free interest rate at grant date	0.60%-0.85%
Expected stock price volatility	80.00%
Expected dividend payout	-
Expected option life-years	(a)

(a)	All warrants issued expire in 3-5 years.

The fair value of these warrants issued and the significant assumptions used to determine those fair values, using a Black-Scholes option-pricing model are as follows:

Significant assumptions:
Risk-free interest rate at grant date	0.60%-0.91%
Expected stock price volatility	80.00%
Expected dividend payout	-
Expected option life-years	(a)

(a)	All warrants issued expire in 3-5 years. The remaining life of the warrants is 2.88 years.